Trade and other payables	12 Months Ended
Dec. 31, 2025
Trade And Other Payables
Trade and other payables

29. Trade and other payables

Trade and other payables as of December 31, 2025 and 2024 are as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean Won)
Trade payables	₩	5,745,363	10,073,408
Other payables		44,297,635	1,247,271
Accrued expenses		7,997,413	2,719,073
Trade and other non-current payables		27,297,393	21,694
Total	₩	85,337,804	14,061,446